Acquisitions - Narrative (Details) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($) item	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)
Business Combination, Separately Recognized Transactions [Line Items]
Non-contingent consideration from acquisitions	$ 91		$ 900	$ 8,629
Fair value adjustments reducing revenue	(581,977)	$ (533,732)	(736,654)	$ (691,710)
Accruals And Other Liabilities, Current
Business Combination, Separately Recognized Transactions [Line Items]
Non-contingent consideration from acquisitions	$ 91		$ 900
Series of Individually Immaterial Business Acquisitions
Business Combination, Separately Recognized Transactions [Line Items]
Number of acquisitions	4,000		4,000	7
Acquisition and integration costs	$ 1,609	447
Goodwill from acquisition, expected tax deductible amount	24,085		$ 6,501
Series of Individually Immaterial Business Acquisitions | Acquired Support Contracts Adjustment To Revenue
Business Combination, Separately Recognized Transactions [Line Items]
Fair value adjustments reducing revenue	$ 483	$ 310